UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     11/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:  $      906,141
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGNICO EAGLE MINES LTD       COM            008474108    3,324    46,800 SH       DEFINED    1,2         46,800      0    0
ALLIED NEVADA GOLD CORP      COM            019344100   12,982   489,900 SH       DEFINED    1,2        489,900      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   32,364   786,500 SH       DEFINED    1,2        786,500      0    0
ANADARKO PETE CORP           COM            032511107   23,659   414,708 SH       DEFINED    1,2        414,708      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108    8,113   106,300 SH       DEFINED    1,2        106,300      0    0
BPZ RESOURCES INC            COM            055639108      575   150,000 SH       DEFINED    1,2        150,000      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   13,996   325,800 SH       DEFINED    1,2        325,800      0    0
CANADIAN NAT RES LTD         COM            136385101   17,819   515,000 SH       DEFINED    1,2        515,000      0    0
CENOVUS ENERGY INC           COM            15135U109    9,408   327,000 SH       DEFINED    1,2        327,000      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    8,035   125,700 SH       DEFINED    1,2        125,700      0    0
CONSOL ENERGY INC            COM            20854P109   11,608   314,082 SH       DEFINED    1,2        314,082      0    0
CONTINENTAL RESOURCES INC    COM            212015101    6,361   137,200 SH       DEFINED    1,2        137,200      0    0
ENCANA CORP                  COM            292505104   20,710   685,090 SH       DEFINED    1,2        685,090      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    4,439    26,900 SH       DEFINED    1,2         26,900      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   31,332   366,928 SH       DEFINED    1,2        366,928      0    0
FRONTEER GOLD INC            COM            359032109    6,149   856,399 SH       DEFINED    1,2        856,399      0    0
GOLDCORP INC NEW             COM            380956409   14,636   336,313 SH       DEFINED    1,2        336,313      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   14,522 1,881,075 SH       DEFINED    1,2      1,881,075      0    0
HALLIBURTON CO               COM            406216101   42,515 1,285,600 SH       DEFINED    1,2      1,285,600      0    0
HOUSTON AMERIN ENERGY CORP   COM            44183U100      911    91,149 SH       DEFINED    1,2         91,149      0    0
IMPERIAL OIL LTD             COM            453038408    8,472   224,000 SH       DEFINED    1,2        224,000      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   16,622   780,000 SH       DEFINED    1,2        780,000      0    0
KEEGAN RES INC               COM            487275109    4,271   562,000 SH       DEFINED    1,2        562,000      0    0
MASSEY ENERGY CORP           COM            576206106    4,669   150,500 SH       DEFINED    1,2        150,500      0    0
MOSAIC CO                    COM            61945A107    1,874    31,900 SH       DEFINED    1,2         31,900      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   37,349   839,878 SH       DEFINED    1,2        839,878      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   41,609   531,400 SH       DEFINED    1,2        531,400      0    0
OCEANEERING INTL INC         COM            675232102    2,908    54,000 SH       DEFINED    1,2         54,000      0    0
PAN AMERICAN SILVER CORP     COM            697900108    4,143   140,000 SH       DEFINED    1,2        140,000      0    0
PEABODY ENERGY CORP          COM            704549104   30,602   624,400 SH       DEFINED    1,2        624,400      0    0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509   16,394 1,482,284 SH       DEFINED    1,2      1,482,284      0    0
PETROHAWK ENERGY CORP        COM            716495106    4,842   300,000 SH       DEFINED    1,2        300,000      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VGG 71654V101   22,461   684,380 SH       DEFINED    1,2        684,380      0    0
PIONEER NAT RES CO           COM            723787107   12,928   198,800 SH       DEFINED    1,2        198,800      0    0
POTASH CORP SASK INC         COM            73755L107    7,735    53,700 SH       DEFINED    1,2         53,700      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104  171,745 3,500,000     PUT  DEFINED    1,2      3,500,000      0    0
PRIDE INTL INC DEL           COM            74153Q102   17,069   580,000 SH       DEFINED    1,2        580,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   24,381 1,935,000 SH       DEFINED    1,2      1,935,000      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   11,340   900,000     CALL DEFINED    1,2        900,000      0    0
RANDGOLD RES LTD             ADR            752344309    4,464    44,000 SH       DEFINED    1,2         44,000      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   12,060   200,000 SH       DEFINED    1,2        200,000      0    0
SANDRIDGE ENERGY INC         COM            80007P307    3,408   600,000     CALL DEFINED    1,2        600,000      0    0
SCHLUMBERGER LTD             COM            806857108   35,251   572,167 SH       DEFINED    1,2        572,167      0    0
SILVER WHEATON CORP          COM            828336107   36,942 1,386,200 SH       DEFINED    1,2      1,386,200      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    5,078    39,700 SH       DEFINED    1,2         39,700      0    0
STEEL DYNAMICS INC           COM            858119100    5,293   375,100 SH       DEFINED    1,2        375,100      0    0
SUNCOR ENERGY INC NEW        COM            867224107   13,742   422,186 SH       DEFINED    1,2        422,186      0    0
TALISMAN ENERGY INC          COM            87425E103      420    24,000 SH       DEFINED    1,2         24,000      0    0
TENARIS S A                  SPONSORED ADR  88031M109    3,077    80,100 SH       DEFINED    1,2         80,100      0    0
VALE S.A                     ADR            91912E105    8,015   256,300 SH       DEFINED    1,2        256,300      0    0
VENOCO INC                   COM            92275P307   26,446 1,347,210 SH       DEFINED    1,2      1,347,210      0    0
WALTER ENERGY INC            COM            93317Q105   10,316   126,900 SH       DEFINED    1,2        126,900      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103   13,072   764,439 SH       DEFINED    1,2        764,439      0    0
YAMANA GOLD INC              COM            98462Y100    3,684   323,200 SH       DEFINED    1,2        323,200      0    0


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